DECONSOLIDATION AND RECONSOLIDATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 Item
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Number of deconsolidated schools | Item					3
Income on reconsolidation of previously deconsolidated entities	¥ 0	$ 0	¥ 14,127	¥ 0
Reverse of bad debt allowance of de-consolidated entities			49,472
Offsetting of the net liabilities of de-consolidated entities			38,696
Recognition of the non-controlling interest			¥ 3,351
Jilin Tutoring [Member]
DECONSOLIDATION AND RECONSOLIDATION [Line Items]
Loss (gain) on deconsolidation of subsidiaries				29,462
Amount due from deconsolidated subsidiaries				¥ 4,750